NET INCOME PER ORDINARY SHARE:	12 Months Ended
Dec. 31, 2021
NET INCOME PER ORDINARY SHARE:
NET INCOME PER ORDINARY SHARE:

NOTE 18 – NET INCOME PER ORDINARY SHARE:

Basic net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the year, including unexercised vested options with a zero exercise price, net of treasury shares.

Diluted net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the year, while giving effect to all potentially dilutive ordinary shares to the extent they are dilutive.

Basic and diluted net income per ordinary share takes into account deduction of amounts attributable to participating securities, in conformity with the "two-class" method.

Moreover, the 2014 and 2019 ordinary shares’ conversion into ordinary shares was contingent upon certain deemed liquidation events, for which we assessed their occurrence at the end of each reporting period. If the contingency was met, their potential dilution was computed using the “if-converted” method.

The 2019 ordinary shares’ contingency was met on June 28, 2021 as part of the Recapitalization, following which the 2019 ordinary shares were converted into the Company's ordinary shares. The 2019 ordinary shares were excluded from the computation of net income per ordinary share, for the year ended December 31, 2021, due to their anti-dilutive effect.

Net income per ordinary share calculations for all periods presented have been retrospectively adjusted to reflect the Recapitalization, as discussed in Note 2.

NOTE 18 – NET INCOME PER ORDINARY SHARE (continued):

Following the Recapitalization, the Company has two classes of issued and outstanding ordinary shares: Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and holders of Class B ordinary shares have substantially identical rights, except for different voting rights, with holders of Class A ordinary shares entitled to one vote per share while holders of Class B ordinary shares are entitled to five votes per share. As such, basic and diluted income per ordinary share of Class A ordinary shares and Class B ordinary shares are identical. Class B ordinary shares will be automatically converted automatically on a one-for-one basis into a Class A ordinary share upon sale or transfer (other than excluded transfers to certain parties that are related to or affiliated with the shareholder).

The following tables set forth the computation of basic and diluted net income per ordinary share from continuing and discontinued operations, attributable to our ordinary shares (U.S. dollars in thousands, except share and per share data):

	Year ended December 31,
	2021	2020	2019
Basic net income per ordinary share, from continuing operations
Numerator:
Net income from continuing operations	$59,821	$58,809	$32,718
Amount allocated to participating 2014 shareholders	—	—	(4,245)
Amount allocated to participating 2019 shareholders	(5,562)	(16,569)	(1,053)
Deemed dividend to 2014 shareholders as part of 2019 Secondary Transaction	—	—	(884)
Amount allocated to contingently returnable shares issued in connection with acquisitions	(103)	—	—
Net income from continuing operations, attributable to ordinary shares	54,156	42,240	26,536
Denominator:
Weighted-average number of ordinary shares outstanding	832,144,353	636,450,643	730,245,143
Basic net income from continuing operations, attributable to ordinary shares	$0.07	$0.07	$0.04
Diluted net income per ordinary share, from continuing operations
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	78,253,700	42,799,848	30,081,422
RSUs	661,035	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	911,059,088	681,900,332	764,181,962
Diluted net income from continuing operations, attributable to ordinary shares	$0.06	$0.06	$0.03

NOTE 18 – NET INCOME PER ORDINARY SHARE (continued):

	Year ended December 31,
	2020	2019
Basic net income per ordinary share, from discontinued operations
Numerator:
Net income from discontinued operations	$36,480	$51,244
Net income from discontinued operations, attributable to non-controlling interests	—	(67)
Amount allocated to participating 2014 shareholders	—	(6,641)
Amount allocated to participating 2019 shareholders	(10,278)	(1,647)
Net income from discontinued operations, attributable to ordinary shares	26,202	42,889
Denominator:
Weighted-average number of ordinary shares outstanding	636,450,643	730,245,143
Basic net income from discontinued operations, attributable to ordinary shares	$0.04	$0.06
Diluted net income per ordinary share, from discontinued operations
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	42,799,848	30,081,422
RSUs	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	681,900,332	764,181,962
Diluted net income from discontinued operations, attributable to ordinary shares	$0.04	$0.06

The following weighted-average amounts of securities were excluded from the computation of diluted net income per ordinary share for both continuing and discontinued operations:

	Year ended December 31,
	2021	2020	2019
Options	32,716	7,158,098	17,518,874
RSUs	380,594	—	—
2014 ordinary shares	—	—	113,042,994
2019 ordinary shares(*)	123,435,978	249,645,799	28,085,157
Contingently returnable shares	1,604,827	—	—

* The 2019 ordinary shares’ contingent conversion was not triggered in either period. Following the Recapitalization as described in Note 2, the 2019 ordinary shares were converted into an equal number of Class A ordinary shares and Class B ordinary shares.